Total
UBS All China Equity Fund
UBS All China Equity Fund
Investment objective
The Fund seeks to maximize capital appreciation.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" beginning on page 112 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" beginning on page 96 of the Fund's Statement of Additional Information ("SAI"). In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in classes other than Class P that have different fees and expenses.

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - UBS All China Equity Fund	Class A		Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	[1]	none
[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - UBS All China Equity Fund		Class A	Class P
Management fees		0.85%	0.85%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses	[1],[2]	9.29%	9.29%
Total annual fund operating expenses		10.39%	10.14%
Less management fee waiver/expense reimbursements	[3]	9.04%	9.04%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[3]	1.35%	1.10%
[1]	"Other expenses" do not reflect any extraordinary expenses incurred during the most recent fiscal year, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, "Other expenses" would have been 9.64%.
[2]	"Other expenses" for Class A are based on estimates for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
[3]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) Inc., the Fund's investment advisor and administrator ("UBS AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2024, do not exceed 1.35% for Class A shares and 1.10% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)'s three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - UBS All China Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	680	2,607	4,332	7,894
Class P	112	2,112	3,912	7,662

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal strategies

Principal investments

The Advisor seeks to achieve the Fund's investment objective by investing, under normal circumstances, at least 80% of the Fund's net assets (plus borrowings for investment purposes, if any) in a portfolio of equity securities of companies economically tied to China, and in other instruments that have economic characteristics similar to such securities. For this purpose, China includes the People's Republic of China ("PRC") and Hong Kong. A security will be considered to be economically tied to China if it: (i) is issued or guaranteed by a government of China or any of its agencies, political subdivisions or instrumentalities; (ii) has its primary trading market in China; (iii) is issued by an entity organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in China; (iv) is included in an index representative of China; or (v) is exposed to the economic fortunes and risks of China.

Equity securities may include common stocks; preferred stocks; equity securities of real estate investment trusts ("REITs"); shares of other investment companies, including exchange-traded funds ("ETFs"); depositary receipts; and derivative instruments related to equity securities, including equity participation notes, options and futures on individual securities and indexes. The Fund's invest-

ments may include investments in securities of companies listed on exchanges located in and outside of the PRC, including but not limited to the Hong Kong Stock Exchange, Taiwan Stock Exchange, Singapore Exchange, the New York Stock Exchange, and London Stock Exchange. The Fund's investments also include China A-shares. China A-shares are equity securities issued by companies incorporated in mainland China and are denominated and traded in renminbi ("RMB") on the Shenzhen and Shanghai Stock Exchanges through the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (collectively, "Stock Connect"). The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity ("VIE"). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese company. These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China.

The Fund may invest in companies of any size. The Fund is a non-diversified fund, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company.

The Advisor believes that discrepancies between market price and fair value arise from market behavior and market structure, and these discrepancies provide opportunities to outperform the market. To take advantage of these opportunities, the Advisor seeks to identify upcoming industry leaders in key secular growth sectors early in the company's lifecycle and when the company's share price trades far below our estimate of the firm's fair value.

The Advisor adopts a benchmark agnostic approach (meaning that the Advisor selects companies without the benchmark by which the Fund measures performance (the MSCI China All Shares Index (net)) being determinative), and the Fund may have a wider deviation from the benchmark than other funds. This is expected to enable the Advisor to identify non-benchmark companies with stronger long-term growth potential than might otherwise be the case.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include options (including options on securities, indices, futures, forwards, and swap agreements), futures, forward currency agreements, swap agreements (including interest rate, total return and currency) and equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. Further, the Fund may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates in connection with the settlement of securities. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); to obtain exposure to certain markets; or to establish net short positions for individual currencies (except for equity participation notes).

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

The investment process for the All China strategy is driven by bottom-up proprietary research. As a starting point, the investment universe includes all investable quoted equities domiciled in China and/or of issuers generating the majority of their income in China. The investment team is expected to exclude companies exhibiting what we view as unsustainable business models, poor corporate governance practices, and negative industry dynamics. In order to form a qualitative assessment of a company, the Advisor scores companies based on a set of questions covering three areas:

1. Industry Structure and Company's Competitiveness

2. Trends & Profitability: Trends and Sustainability

3. Governance, disclosure, environmental and social practices

The Advisor further conducts extensive valuation analysis incorporating company/industry fundamentals, future operations, and cash generation. Peer comparisons and valuation bands are also studied based on historical and forward looking financials.

The Advisor seeks to construct a "best ideas," concentrated, high-conviction portfolio. The companies would be selected based on the attractiveness of their valuations, top down macro factors, and a conviction that the investment thesis is likely to be realized. Positions would be assigned weights based on the investment parameters for the strategy and the portfolio manager's conviction in the investment thesis. The Advisor aims to construct a portfolio diversified across many sectors with no single stock position being greater than 10% of the portfolio.

The Fund is classified by UBS AM (Americas) as an "ESG-integrated" fund. The Fund's investment process integrates material sustainability and/or environmental, social and governance ("ESG") considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. ESG considerations and weights considered may change over time. The Fund's portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio manager believes the potential compensation outweighs the risks identified.

Main risks
Performance

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. There is no performance information quoted for the Class A shares of the Fund as the Class A shares have not completed a full calendar year of operations as of the date of this prospectus. Although the Class A shares are invested in the same portfolio of securities as the Class P shares, returns for the Class A shares will differ from the Class P shares to the extent that the Class A shares are subject to different expenses. The information provides some indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The MSCI China All Shares Index (net) reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P shares' after-tax returns shown.

Total return (Class P)*

* 2022 is the Fund's first full year of operations.
Total return January 1 - September 30, 2023: (10.78)%
Best quarter during calendar year shown—4Q 2022: 12.48%
Worst quarter during calendar year shown—3Q 2022: (24.96)%

Average annual total returns (for the periods ended December 31, 2022)
Average Annual Returns - UBS All China Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class P	(24.96%)	(28.46%)	Feb. 24, 2021
After Taxes on Distributions | Class P	(25.26%)	(28.69%)
After Taxes on Distributions and Sale of Fund Shares | Class P	(14.78%)	(20.95%)
MSCI China All Shares Index (net)	(23.61%)	(23.22%)